Fees Summary	Jun. 06, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 603,000
Previously Paid Amount	0.00
Total Fee Amount	92.32
Total Offset Amount	0.00
Net Fee	92.32
Narrative - Max Aggregate Offering Price	$ 603,000
Final Prospectus	true